UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549

			FORM 13F

		FORM 13F COVER PAGE

Report for the Quarter Ended:  June 30, 2001

Check here if Amendment  [   ]; Amendment Number:
This Amendment (Check only one.): [   ] is a restatement.
					[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Eagle Growth Investors, L.L.C.
Address:	800 Third Avenue
		New York, New York 10022

13F File Number:	28-6566

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:		David A. Rosenfeld
Title:		President/CEO
Phone:		(212) 652-4800
Signature, Place, and Date of Signing:

	David A. Rosenfeld	New York, New York	August 6, 2001

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.

[   ]	13F NOTICE.

[   ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	95

Form 13F Information Table Value Total:	$213,660,000

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AOL Time Warner                COM              00184a105     5938   112042 SH       SOLE                   112042
AT&T-Liberty Media Class A     COM              001957208     4348   248575 SH       SOLE                   248575
Allergan                       COM              018490102     3791    45110 SH       SOLE                    45110
Alliance Capital               COM              01855A101      265     5000 SH       SOLE                     5000
AmeriCredit                    COM              03060R101     7442   143250 SH       SOLE                   143250
American Intl Group            COM              026874107      351     4130 SH       SOLE                     4130
American Tower                 COM              029912201     4552   220220 SH       SOLE                   220220
Analog Devices                 COM              032654105      590    13650 SH       SOLE                    13650
Apache Corp                    COM              037411105     2586    50955 SH       SOLE                    50955
AstraZeneca Corp               COM              046353108     6269   134100 SH       SOLE                   134100
AvalonBay Communities          COM              053484101     1316    28151 SH       SOLE                    28151
Bed Bath & Beyond              COM              075896100     2555    81900 SH       SOLE                    81900
Berkshire Hathaway Cl B        COM              084670207     1477      642 SH       SOLE                      642
Brinker International          COM              109641100     1055    40800 SH       SOLE                    40800
Bristol Myers Squibb           COM              110122108      350     6700 SH       SOLE                     6700
CVS Corp.                      COM              126650100      401    10400 SH       SOLE                    10400
Carnival Cruise                COM              143658102     2019    65775 SH       SOLE                    65775
Celgene Corp                   COM              151020104     3354   116265 SH       SOLE                   116265
Cendant                        COM              151313103     3029   155350 SH       SOLE                   155350
Chubb                          COM              171232101      217     2800 SH       SOLE                     2800
Cisco Systems                  COM              17275R102      328    18000 SH       SOLE                    18000
Citigroup                      COM              172967101     8508   161012 SH       SOLE                   161012
Clear Channel                  COM              184502102     4769    76059 SH       SOLE                    76059
Comcast Corp -Cl A             COM              200300101      223     5200 SH       SOLE                     5200
Comcast Corp. Special Cl A     COM              200300200     3817    87955 SH       SOLE                    87955
Compaq Computer                COM              204493100     1960   127923 SH       SOLE                   127923
Credit Suisse Group            COM              4245614       2302    14000 SH       SOLE                    14000
Crown Castle International Cor COM              228227104      468    28525 SH       SOLE                    28525
Disney Walt                    COM              254687106      231     7985 SH       SOLE                     7985
Duke Realty Corp               COM              264411505      808    32500 SH       SOLE                    32500
EMC Corp                       COM              268648102     1189    40659 SH       SOLE                    40659
Elan Corp. ADR                 COM              284131208      265     4350 SH       SOLE                     4350
Electronic Data Systems        COM              285661104     3186    50970 SH       SOLE                    50970
Eli Lilly                      COM              532457108     3664    49509 SH       SOLE                    49509
Equity Office Pptys.           COM              294741103     1010    31925 SH       SOLE                    31925
Exxon Mobil Corp.              COM              30231g102      627     7177 SH       SOLE                     7177
Genentech Inc                  COM              368710406     3587    65105 SH       SOLE                    65105
General Electric               COM              369604103      484     9920 SH       SOLE                     9920
Gillette                       COM              375766102      662    22826 SH       SOLE                    22826
HRPT Properties Trust          COM              40426W101      280    28800 SH       SOLE                    28800
Hewlett Packard                COM              428236103      426    14900 SH       SOLE                    14900
Home Depot                     COM              437076102     5351   114949 SH       SOLE                   114949
Hospitality Properties Trust   COM              44106M102     1993    69925 SH       SOLE                    69925
Host Marriott                  COM              44107P104     2492   199075 SH       SOLE                   199075
Household International        COM              441815107     6967   104450 SH       SOLE                   104450
IMS Health                     COM              449934108     2680    94050 SH       SOLE                    94050
ImClone Systems, Inc.          COM              45245w109     1387    26275 SH       SOLE                    26275
Intel                          COM              458140100     1767    60414 SH       SOLE                    60414
Internet Pictures              COM              46059S101        9    36550 SH       SOLE                    36550
Intuit                         COM              461202103      327     8172 SH       SOLE                     8172
Jabil Circuit, Inc             COM              466313103     4479   145150 SH       SOLE                   145150
Johnson & Johnson              COM              478160104      437     8738 SH       SOLE                     8738
Kohls Corp                     COM              500255104     1915    30525 SH       SOLE                    30525
Manor Care                     COM              564055101      333    10500 SH       SOLE                    10500
Marriott International         COM              571900109      665    14050 SH       SOLE                    14050
Mattel                         COM              577081102      265    14000 SH       SOLE                    14000
Maxygen                        COM              577776107     3178   163825 SH       SOLE                   163825
Medtronic                      COM              585055106      350     7600 SH       SOLE                     7600
Mellon Financial Corp.         COM              58551a108      269     6000 SH       SOLE                     6000
Merck                          COM              589331107     2518    39400 SH       SOLE                    39400
Merrill Lynch                  COM              590188108     5048    85195 SH       SOLE                    85195
Microsoft                      COM              594918104     5781    79190 SH       SOLE                    79190
Morgan Stanley Dean Witter     COM              617446448     4863    75718 SH       SOLE                    75718
Nabors Industries              COM              629568106     3423    92015 SH       SOLE                    92015
Nasdaq 100 Tr Unit Ser 1       COM              631100104      263     5750 SH       SOLE                     5750
New York Times                 COM              650111107      231     5500 SH       SOLE                     5500
Nextel Communications          COM              65332v103     1055    60300 SH       SOLE                    60300
Nokia                          COM              654902204     3012   135715 SH       SOLE                   135715
Nordstrom                      COM              655664100     1404    75665 SH       SOLE                    75665
Novavax                        COM              670002104      109    10000 SH       SOLE                    10000
Ocean Energy INC TEX           COM              67481E106     2586   148176 SH       SOLE                   148176
Pfizer                         COM              717081103     1840    45952 SH       SOLE                    45952
Post Properties                COM              737464107     1211    32000 SH       SOLE                    32000
Public Service Enterprises     COM              744573106     4346    88870 SH       SOLE                    88870
Puget Energy INC.              COM              745310102      223     8500 SH       SOLE                     8500
Qwest Communications           COM              749121109      538    16896 SH       SOLE                    16896
Reckson Associates CL A        COM              75621k106      617    26825 SH       SOLE                    26825
Schlumberger                   COM              806857108      221     4205 SH       SOLE                     4205
Simon Property Group           COM              828806109      486    16200 SH       SOLE                    16200
Solectron Corp.                COM              834182107     1368    74775 SH       SOLE                    74775
Sprint Corp (PCS Group)        COM              852061506     1243    51450 SH       SOLE                    51450
Staples                        COM              855030102     3437   214971 SH       SOLE                   214971
Sun Communities                COM              866674104     1575    44550 SH       SOLE                    44550
Symbol Technologies            COM              871508107      965    43461 SH       SOLE                    43461
Taubman Centers                COM              876664103     2337   166950 SH       SOLE                   166950
Texas Instruments              COM              882508104     3202   100375 SH       SOLE                   100375
Tyco International             COM              902124106     8163   149754 SH       SOLE                   149754
UTStarcom, Inc.                COM              918076100     3242   139125 SH       SOLE                   139125
Veritas Software               COM              923436109      532     8000 SH       SOLE                     8000
Viacom CL B                    COM              925524308     5725   110636 SH       SOLE                   110636
Wal Mart                       COM              931142103      806    16515 SH       SOLE                    16515
Waste Management               COM              94106L109     3249   105430 SH       SOLE                   105430
Weatherford International      COM              947074100     4963   103402 SH       SOLE                   103402
Wells Fargo                    COM              949746101     5287   113870 SH       SOLE                   113870
Worldcom Group                 COM              98157D106     2227   156860 SH       SOLE                   156860